LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
LOSS PER SHARE
NOTE 13 – LOSS PER SHARE

The following table contains the data used in the computation of the basic loss per share:

	Year ended December 31,
	2023	2024	2025
	in USD thousands
Loss attributed to ordinary shares	(60,614)	(9,221)	(2,026)

	in thousands
Number of shares used in basic calculation	963,366	1,198,108	2,465,273

	in USD
Basic and diluted loss per ordinary share	(0.06)	(0.01)	(0.00)

The number of shares used in the 2024 and 2025 basic calculations includes 12,052 and 49,279 pre-funded warrants, respectively.

Outstanding options, RSUs, PSUs and ordinary warrants have been excluded from the calculation of the diluted loss per share for all years presented, since their effect was anti-dilutive.